Basis of Presentation and Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025	Oct. 01, 2024 shares	Sep. 25, 2024 shares	Jul. 27, 2023 Barrels
Property, Plant and Equipment [Line Items]
Number of entities | Barrels				2
South Bow shares issued per each share of TC Energy held (in shares) | shares		0.2	0.2
Minimum | Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	2.00%
Maximum | Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis	2.50%